Financial Instruments (Forward Contracts Effect on Statement of Income and Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Direct operating cost	$ 2,309.6	$ 1,903.8	$ 1,415.3
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized fair value gain (loss) on foreign exchange contracts, effective portion	(0.2)	(3.5)	(0.2)
Foreign currency cash flow hedge gain (loss) reclassified to earnings	(1.5)	5.0	0.0
Direct operating | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized fair value gain (loss) on foreign exchange contracts that did not qualify as effective hedge contracts	$ 0.1	$ 0.0	$ 1.3